Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
17.	Stock-Based Compensation

Stock Options

Stock options may be granted to Nucor’s key employees, officers and non-employee directors with exercise prices at 100% of the market value on the date of the grant. The stock options granted in 2010, 2011 and 2012 are exercisable at the end of three years and have a term of 10 years. There are no options exercisable as of December 31, 2012. All stock options granted prior to 2010 were fully exercised at December 31, 2012. New shares are issued upon exercise of stock options.

A summary of activity under Nucor’s stock option plans is as follows (shares in thousands):

	2012		2011		2010
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	1,156	$38.26	983	$29.14	1,060	$21.95
Granted	754	$35.76	560	$42.34	242	$41.43
Exercised	(354)	$29.67	(387)	$20.96	(319)	$14.60
Canceled	-	-	-	-	-	-

Outstanding at end of year	1,556	$39.01	1,156	$38.26	983	$29.14

Options exercisable at end of year	-	-	354	$29.67	741	$25.12

The shares reserved for future grants as of December 31, 2012, 2011 and 2010 are reflected in the restricted stock units table below. The total intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2012 was $4.3 million ($7.6 million in 2011 and $8.5 million in 2010).

The following table summarizes information about stock options outstanding at December 31, 2012 (none are exercisable):

		(shares in thousands)
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life

$35.76	754	9.4 years
$41.43	242	7.4 years
$42.34	560	8.4 years

$35.76 - $42.34	1,556	8.7 years

As of December 31, 2012, the total aggregate intrinsic value of outstanding options was $6.5 million.

The grant date fair value of options granted was $11.40 in 2012 ($15.37 in 2011 and $15.50 in 2010). The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2012	2011	2010

Exercise price	$35.76	$42.34	$41.43
Expected dividend yield	4.08%	3.42%	3.48%
Expected stock price volatility	48.99%	49.40%	50.58%
Risk-free interest rate	1.06%	2.39%	2.75%
Expected life (in years)	6.5	6.5	6.5

Compensation expense for stock options was $9.9 million in 2012 ($9.9 million in 2011 and $0.7 million in 2010). As of December 31, 2012, unrecognized compensation expense related to options was $0.5 million, which is expected to be recognized over 0.4 years.

Restricted Stock Units

Nucor annually grants restricted stock units (RSUs) to key employees, officers and non-employee directors. The RSUs typically vest and are converted to common stock in three equal installments on each of the first three anniversaries of the grant date. A portion of the RSUs awarded to senior officers vest upon the officer’s retirement. Retirement, for purposes of vesting in these units only, means termination of employment with approval of the Compensation and Executive Development Committee of the Board of Directors after satisfying age and years of service requirements. RSUs granted to non-employee directors are fully vested on the grant date and are payable to the non-employee director in the form of common stock after the termination of the director’s service on the board of directors.

RSUs granted to employees who are eligible for retirement on the date of grant are expensed immediately, and RSUs granted to employees who will become retirement-eligible prior to the end of the vesting term are expensed over the period through which the employee will become retirement-eligible since these awards vest upon retirement from the Company. Compensation expense for RSUs granted to employees who are not retirement-eligible is recognized on a straight-line basis over the vesting period.

Cash dividend equivalents are paid to participants each quarter. Dividend equivalents paid on units expected to vest are recognized as a reduction in retained earnings.

The fair value of the RSUs is determined based on the closing stock price of Nucor’s common stock on the day before the grant. A summary of Nucor’s restricted stock unit activity is as follows (shares in thousands):

	2012		2011		2010
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	962	$46.09	1,203	$49.96	1,464	$54.69
Granted	1,101	$35.76	490	$42.34	462	$43.05
Vested	(915)	$40.36	(713)	$50.04	(709)	$55.24
Canceled	(42)	$39.41	(18)	$46.06	(14)	$49.52

Unvested at end of year	1,106	$40.80	962	$46.09	1,203	$49.96

Shares reserved for future grants (stock options and RSUs)	11,839		13,695		14,777

Compensation expense for RSUs was $34.2 million in 2012 ($31.6 million in 2011 and $37.0 million in 2010). The total fair value of shares vested during 2012 was $33.1 million ($29.3 million in 2011 and $30.4 million in 2010). As of December 31, 2012, unrecognized compensation expense related to unvested RSUs was $27.4 million, which is expected to be recognized over a weighted-average period of 1.9 years.

Restricted Stock Awards

Nucor’s Senior Officers Long-Term Incentive Plan (the LTIP) and Annual Incentive Plan (the AIP) authorize the award of shares of common stock to officers subject to certain conditions and restrictions.

The LTIP provides for the award of shares of restricted common stock at the end of each LTIP performance measurement period at no cost to officers if certain financial performance goals are met during the period. One-third of the LTIP restricted stock award vests upon each of the first three anniversaries of the award date or, if earlier, upon the officer’s attainment of age fifty-five while employed by Nucor. Although participants are entitled to cash dividends and may vote such awarded shares, the sale or transfer of such shares is limited during the restricted period.

The AIP provides for the payment of annual cash incentive awards. An AIP participant may elect, however, to defer payment of up to one-half of an annual incentive award. In such event, the deferred AIP award is converted into common stock units and credited with a deferral incentive, in the form of additional common stock units, equal to 25% of the number of common stock units attributable to the deferred AIP award. Common stock units attributable to deferred AIP awards are fully vested. Common stock units credited as a deferral incentive vest upon the AIP participant’s attainment of age fifty-five while employed by Nucor. Vested common stock units are paid to AIP participants in the form of shares of common stock following their termination of employment with Nucor.

A summary of Nucor’s restricted stock activity under the AIP and LTIP is as follows (shares in thousands):

	2012		2011		2010
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	94	$42.46	141	$44.62	240	$50.75
Granted	122	$42.20	118	$46.41	131	$44.82
Vested	(144)	$41.62	(165)	$47.13	(230)	$51.13
Canceled	-	-	-	-	-	-

Unvested at end of year	72	$43.72	94	$42.46	141	$44.62

Shares reserved for future grants	1,360		1,482		1,600

Compensation expense for common stock and common stock units awarded under the AIP and LTIP is recorded over the performance measurement and vesting periods based on the anticipated number and market value of shares of common stock and common stock units to be awarded. Compensation expense for anticipated awards based upon Nucor’s financial performance, exclusive of amounts payable in cash, was $6.6 million in 2012 ($7.4 million in 2011 and $5.2 million in 2010). The total fair value of shares vested during 2012 was $6.0 million ($7.3 million in 2011 and $10.2 million in 2010). As of December 31, 2012, unrecognized compensation expense related to unvested restricted stock awards was $0.6 million, which is expected to be recognized over a weighted-average period of 1.6 years.